Variable Interest Entities - Revenues From Consolidated Vie's (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Unrealized gain/(loss) on investments			$ 11,216	$ 1,877	$ (8,449)	$ 14,778
Net realized (gains) losses on investments			(2,697)	1,192	226	1,372
Total revenues	$ 11,439	$ 12,706	43,619	40,799	49,790	46,582
Insurance Solutions
Variable Interest Entity [Line Items]
Investment income	17,437	19,625	51,904	57,750	77,834	71,111
Investment expense	(445)	(212)	(3,283)	(1,937)	(3,196)	(1,423)
Net investment income	21,121	23,801	60,484	69,272	92,790	87,764
Unrealized gain/(loss) on investments					(9,651)	(3,265)
Net gains (losses) from investment activities						16,246
Total revenues	8,676	9,127	33,706	29,726	34,781	35,041
Asset Management
Variable Interest Entity [Line Items]
Unrealized gain/(loss) on investments	1,043	(34)	2,670	(1,293)
Net realized (gains) losses on investments	299	62	380	207
Net gains (losses) from investment activities	1,342	28	3,050	(1,086)
Total revenues	2,763	3,579	9,913	11,073	15,009	11,541
Variable Interest Entity, Primary Beneficiary | Insurance Solutions
Variable Interest Entity [Line Items]
Investment income	4,276	4,526	12,385	13,939	18,767	18,696
Investment expense	(147)	(138)	(522)	(480)	(615)	(620)
Net investment income	4,129	4,388	11,863	13,459	18,152	18,076
Unrealized gain/(loss) on investments	(1,405)	(977)	(2,194)	(2,004)	(3,177)	(2,303)
Net realized (gains) losses on investments	73	346	310	945	107	1,116
Net gains (losses) from investment activities	(1,332)	(631)	(1,884)	(1,059)	(3,070)	(1,187)
Total revenues	$ 2,797	$ 3,757	$ 9,979	$ 12,400	15,082	16,889
Variable Interest Entity, Primary Beneficiary | Asset Management
Variable Interest Entity [Line Items]
Interest income					0	10,738
Interest and other expenses					0	(9,534)
Net investment income					0	1,204
Unrealized gain/(loss) on note payable					0	(731)
Unrealized gain/(loss) on investments					0	544
Net realized (gains) losses on investments					0	(53)
Net gains (losses) from investment activities					0	(240)
Total revenues					$ 0	$ 964